OREO (Details) (USD $)	12 Months Ended
	Dec. 31, 2013 Property	Dec. 31, 2012	Dec. 31, 2010
OREO [Abstract]
Increase in real estate owned	$ 2,800,000
Number of real estate properties owned	28
Real estate, not qualify for sales treatment			10,600,000
OREO expense, net of related income	4,600	1,500,000
Analysis of OREO activity [Abstract]
Balance at beginning of period	26,057,000	19,410,000
Real estate acquired in settlement of loans	9,903,000	11,095,000
Allowance for OREO	(2,417,000)	0
Sales of real estate	(4,223,000)	(3,533,000)
Loss on sale of real estate	(141,000)	(388,000)
Write-down of real estate carrying values	(521,000)	(611,000)
Contribution of OREO property	0	(139,000)
Capitalized improvements to real estate	252,000	223,000
Balance at end of period	$ 28,910,000	$ 26,057,000